Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment.
Property, plant and equipment

11.   Property, plant and equipment

11.1. Breakdown of balances

	Average annual depreciation rates (%)	Cost	Accumulated depreciation	Net balance December 31, 2024
Furniture and fixtures	10	800	(665)	135
Leasehold improvements	10	1,609	(1,425)	184
Data processing equipment	20	27,839	(12,887)	14,952
Machinery and equipment	10	93	(14)	79
Total		30,341	(14,991)	15,350

	Average annual depreciation rates (%)	Cost	Accumulated depreciation	Net balance December 31, 2023
Furniture and fixtures	10	800	(512)	288
Leasehold improvements	10	1,609	(1,262)	347
Data processing equipment	20	22,500	(11,341)	11,159
Machinery and equipment	10	93	(8)	85
Total		25,002	(13,123)	11,879

11.2. Changes in property, plant and equipment

	Average annual depreciation rates %	December 31, 2023	Additions	Disposals	Hyperinflation adjustment	Exchange variations	December 31, 2024
Furniture and fixtures		800	-	-	-	-	800
Leasehold improvements		1,609	-	-	-	-	1,609
Data processing equipment		22,500	9,580	(4,441)	131	69	27,839
Machinery and equipment		93	-	-	-	-	93
Cost		25,002	9,580	(4,441)	131	69	30,341
Furniture and fixtures	10	(512)	(153)	-	-	-	(665)
Leasehold improvements	10	(1,262)	(163)	-	-	-	(1,425)
Data processing equipment	20	(11,341)	(5,442)	4,085	(131)	(58)	(12,887)
Machinery and equipment	10	(8)	(6)	-	-	-	(14)
(-) Accumulated depreciation		(13,123)	(5,764)	4,085	(131)	(58)	(14,991)
Total		11,879	3,816	(356)	-	11	15,350

	Average annual depreciation rates %	December 31, 2022	Additions	Disposals	Hyperinflation adjustment	Transfers	Exchange variations	December 31, 2023
Furniture and fixtures		724	62	(79)	-	93	-	800
Leasehold improvements		1,607	2	-	-	-	-	1,609
Data processing equipment		26,541	2,940	(6,636)	18	(108)	(255)	22,500
Machinery and equipment		374	-	(272)	-	(9)	-	93
Other fixed assets		158	-	(306)	-	148	-	-
Cost		29,404	3,004	(7,293)	18	124	(255)	25,002
Furniture and fixtures	10	(358)	(98)	29	-	(85)	-	(512)
Leasehold improvements	10	(1,100)	(163)	1	-	-	-	(1,262)
Data processing equipment	20	(12,548)	(4,902)	5,945	(677)	11	830	(11,341)
Machinery and equipment	10	(294)	(8)	237	-	57	-	(8)
Other fixed assets	10 to 20	(118)	-	225	-	(107)	-	-
(-) Accumulated depreciation		(14,418)	(5,171)	6,437	(677)	(124)	830	(13,123)
Total		14,986	(2,167)	(856)	(659)	-	575	11,879